Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citi Affordable Depositor LLC (the “Depositor”)

Citibank, N.A.

Morgan Stanley & Co. LLC

Wells Fargo Bank, National Association

Jefferies LLC

BofA Securities, Inc.

(collectively, the “Specified Parties”)

Re:	National Finance Authority Municipal Certificates, Series 2024-4 (the “Issuing Entity”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the National Finance Authority Municipal Certificates, Series 2024-4 securitization transaction (the “Transaction”) as of 2 December 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary official statement for the Transaction (the “Draft Preliminary Official Statement”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Official Statement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Official Statement or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

2 December 2024

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will primarily consist of one (1) multifamily housing revenue bond (the “Bond”) and twenty-three (23) loans (collectively with the Bond, the “Loans”), which financed twenty-five (25) multifamily affordable housing properties (the “Properties”),
b.	The Loan identified on the Data Files as “1st and Kern Apartments” (the “1st and Kern Apartments Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (the “1st and Kern Apartments Companion Non-Trust Loan,” and together with the 1st and Kern Apartments Loan, the “1st and Kern Apartments Whole Loan”),
c.	The Loan identified on the Data Files as “The Meadows” (“The Meadows Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (“The Meadows Companion Non-Trust Loan,” and together with The Meadows Loan, “The Meadows Whole Loan”),
d.	The Loan identified on the Data Files as “Springview by Vintage” (the “Springview by Vintage Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (the “Springview by Vintage Companion Non-Trust Loan,” and together with the Springview by Vintage Loan, the “Springview by Vintage Whole Loan”),
e.	The Loan identified on the Data Files as “Douglas Park Apartments” (the “Douglas Park Apartments Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (the “Douglas Park Apartments Companion Non-Trust Loan,” and together with the Douglas Park Apartments Loan, the “Douglas Park Apartments Whole Loan”),
f.	The Loan identified on the Data Files as “Watts Works Apartments” (the “Watts Works Apartments Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (the “Watts Works Apartments Companion Non-Trust Loan,” and together with the Watts Works Apartments Loan, the “Watts Works Apartments Whole Loan”) and
g.	The Loan identified on the Data Files as “North Brunswick Crescent” (the “North Brunswick Crescent Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity (the “North Brunswick Crescent Companion Non-Trust Loan,” and together with the North Brunswick Crescent Loan, the “North Brunswick Crescent Whole Loan”).

Attachment A Page 2 of 13

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Loans as of 1 December 2024 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Loan(s) listed in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

Attachment A Page 3 of 13

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the procedures described in the Items above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Loans as of the Cut-Off Date.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:

a.	First Payment Date and

b.	Mandatory Prepayment Date,

as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan (except for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Loan Term (Original)” characteristic for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, the Depositor instructed us to use the:

a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

5.	Using the:

a.	First Payment Date, as shown on the Final Data File, and

b.	First payment date that a payment of principal and interest is due following the conversion of the Loan to a permanent loan, as shown in the applicable Source Document,

we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:

a.	Original Permanent Loan Amount,

b.	Accrual Basis,

c.	Gross Interest Rate and

d.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),

as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

Attachment A Page 5 of 13

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),

as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Permanent Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Mandatory Prepayment Date,
h.	Gross Interest Rate and
i.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the ”Maturity Date” or “Mandatory Prepayment Date” (the “Maturity or Mandatory Prepayment Date Balance”) of each Loan, assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections (except for the Loans identified on the Final Data File as “Braeburn Chatham Apartments” (the “Braeburn Chatham Apartments Loan”), “Hialeah Residence” (the “Hialeah Residence Loan”), “Sweetwater Towers” (the “Sweetwater Towers Loan”), “Puerta Del Sol” (the “Puerta Del Sol Loan”) and “Clifton Plaza Apartments” (the “Clifton Plaza Apartments Loan”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Maturity or Mandatory Prepayment Date Balance” characteristic for the Braeburn Chatham Apartments Loan, the Depositor instructed us to apply aggregate principal payments of $374,883.27, which occurred prior to the “First Payment Date,” as shown on the notice of conversion Source Document.

For the purpose of recalculating the “Maturity or Mandatory Prepayment Date Balance” characteristic for the Hialeah Residence Loan, the Depositor instructed us to apply aggregate principal payments of $10,864.93, which occurred prior to the “First Payment Date,” as shown on the notice of conversion Source Document.

For the purpose of recalculating the “Maturity or Mandatory Prepayment Date Balance” characteristic for the Sweetwater Towers Loan, the Depositor instructed us to apply aggregate principal payments of $338,232.56, which occurred prior to the “First Payment Date,” as shown on the notice of conversion Source Document.

Attachment A Page 6 of 13

10. (continued)

For the purpose of recalculating the “Maturity or Mandatory Prepayment Date Balance” characteristic for the Puerta Del Sol Loan, the Depositor instructed us to apply aggregate principal payments of $223,085.51, which occurred prior to the “First Payment Date,” as shown on the notice of conversion Source Document.

For the purpose of recalculating the “Maturity or Mandatory Prepayment Date Balance” characteristic for the Clifton Plaza Apartments Loan, the Depositor instructed us to apply aggregate principal payments of $114,592.63, which occurred prior to the “First Payment Date,” as shown on the notice of conversion Source Document.

For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $2 or less,
b.	Recalculate the “Maturity or Mandatory Prepayment Date Balance” as of the “Maturity Date” only for Loans with “N/A” for the “Mandatory Prepayment Date” characteristic and
c.	Recalculate the “Maturity or Mandatory Prepayment Date Balance” as the principal amount that is scheduled to be paid on the “Mandatory Prepayment Date” or “Maturity Date,” as applicable, after the principal component (if any) that is included in the scheduled payment that is due on the “Mandatory Prepayment Date” or “Maturity Date,” as applicable, is applied to the principal balance of the corresponding Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

11.	Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Balance” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Gross Interest Rate and
b.	Fixed Expense Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 13

13.	Using the:
a.	Monthly Debt Service Amount (IO),
b.	Monthly Debt Service Amount (Amortizing),
c.	2021 NCF,
d.	2022 NCF,
e.	2023 NCF,
f.	Most Recent NCF and
g.	Projected NCF,

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	2021 NCF DSCR,
ii.	2022 NCF DSCR,
iii.	2023 NCF DSCR,
iv.	Most Recent NCF IO DSCR,
v.	Most Recent NCF DSCR,
vi.	Projected NCF IO DSCR and
vii.	Projected NCF DSCR,

as applicable, of each Loan (except for the 1st and Kern Apartments Loan, The Meadows Loan, Springview by Vintage Loan, Douglas Park Apartments Loan, Watts Works Apartments Loan and North Brunswick Crescent Loan, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through vii. above to two decimal places.

For the 1st and Kern Apartments Loan and Watts Works Apartments Loans, the Depositor instructed us to use the sum of the:

a.	Monthly Debt Service Amount (IO), as shown on the Final Data File, and
b.	Amortizing monthly debt service payment related to the 1st and Kern Apartments Companion Non-Trust Loan and Watts Works Apartments Companion Non-Trust Loan, respectively, as shown on the respective amortization schedules provided by the Depositor (the “1st and Kern Apartments Whole Loan Amortization Schedule” and “Watts Works Apartments Whole Loan Amortization Schedule,” respectively), for the purpose of recalculating the:

i.	Most Recent NCF IO DSCR,
ii.	Most Recent NCF DSCR,
iii.	Projected NCF IO DSCR and
iv.	Projected NCF DSCR

characteristics.

Attachment A Page 8 of 13

13. (continued)

For The Meadows Loan, Springview by Vintage Loan and Douglas Park Apartments Loan, the Depositor instructed us to use:

a.	The sum of the:
i.	Monthly Debt Service Amount (IO), as shown on the Final Data File, and
ii.	Interest only monthly debt service payment related to The Meadows Companion Non-Trust Loan, Springview by Vintage Companion Non-Trust Loan and Douglas Park Apartments Companion Non-Trust Loan, respectively, as shown on the respective amortization schedules provided by the Depositor (“The Meadows Whole Loan Amortization Schedule,” “Springview by Vintage Whole Loan Amortization Schedule” and “Douglas Park Apartments Whole Loan Amortization Schedule,” respectively), for the purpose of recalculating the “Most Recent NCF IO DSCR” and “Projected NCF IO DSCR” characteristics and

b.	The sum of the:
i.	Monthly Debt Service Amount (Amortizing), as shown on the Final Data File, and
ii.	Amortizing monthly debt service payment related to The Meadows Companion Non-Trust Loan, Springview by Vintage Companion Non-Trust Loan and Douglas Park Apartments Companion Non-Trust Loan, respectively, as shown on The Meadows Whole Loan Amortization Schedule, Springview by Vintage Whole Loan Amortization Schedule and Douglas Park Apartments Whole Loan Amortization Schedule, respectively), for the purpose of recalculating the “Most Recent NCF DSCR” and “Projected NCF DSCR” characteristics.

For the North Brunswick Crescent Loan, the Depositor instructed us to use the sum of the:

a.	Monthly Debt Service Amount (Amortizing), as shown on the Final Data File, and
b.	Amortizing monthly debt service payment related to the North Brunswick Crescent Companion Non-Trust Loan, as shown on the amortization schedule provided by the Depositor (the “North Brunswick Crescent Companion Non-Trust Loan Amortization Schedule”),

for the purpose of recalculating the:

i.	2021 NCF DSCR,
ii.	2022 NCF DSCR,
iii.	2023 NCF DSCR,
iv.	Most Recent NCF DSCR and
v.	Projected NCF DSCR

characteristics.

For any Balloon Loan (as defined herein) or Fully Amortizing Loan (as defined herein), the Depositor instructed us to use “N/A” for the “Most Recent NCF IO DSCR” and “Projected NCF IO DSCR” characteristics.

Attachment A Page 9 of 13

13. (continued)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

14.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Official Statement,

we recalculated the:

i.	Cut-Off Date LTV,
ii.	Cut-Off Date Supervisory LTV,
iii.	Maturity LTV and
iv.	Cut-Off Date Balance/Unit

of each Loan (except for the 1st and Kern Apartments Loan, The Meadows Loan, Springview by Vintage Loan, Douglas Park Apartments Loan, Watts Works Apartments Loan and North Brunswick Crescent Loan, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round the characteristics listed in i. through iii. above to the nearest 1/10th of one percent.

For the 1st and Kern Apartments Loan, The Meadows Loan, Springview by Vintage Loan, Douglas Park Apartments Loan, Watts Works Apartments Loan and North Brunswick Crescent Loan, the Depositor instructed us to use the sum of the:

a.	Cut-Off Date Loan Amount, as shown on the Final Data File, and
b.	Principal balance of the 1st and Kern Apartments Companion Non-Trust Loan, The Meadows Companion Non-Trust Loan, Springview by Vintage Companion Non-Trust Loan, Douglas Park Apartments Companion Non-Trust Loan, Watts Works Apartments Companion Non-Trust Loan and North Brunswick Crescent Companion Non-Trust Loan, respectively, as of the Cut-Off Date, as shown on the servicer balance statement Source Document, for the purpose of recalculating the:

i.	Cut-Off Date LTV,
ii.	Cut-Off Date Supervisory LTV and
iii.	Cut-Off Date Balance/Unit

characteristics.

For the 1st and Kern Apartments Loan, the Depositor instructed us to use the sum of the:

a.	Maturity or Mandatory Prepayment Date Balance, as shown on the Final Data File, and
b.	Principal balance of the 1st and Kern Apartments Companion Non-Trust Loan as of April 1, 2039, as shown on the 1st and Kern Apartments Whole Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

Attachment A Page 10 of 13

14. (continued)

For The Meadows Loan, the Depositor instructed us to use the sum of the:

a.	Maturity or Mandatory Prepayment Date Balance, as shown on the Final Data File, and
b.	Principal balance of The Meadows Companion Non-Trust Loan as of December 1, 2038, as shown on The Meadows Whole Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

For the Springview by Vintage Loan, the Depositor instructed us to use the sum of the:

a.	Maturity or Mandatory Prepayment Date Balance, as shown on the Final Data File, and
b.	Principal balance of the Springview by Vintage Companion Non-Trust Loan as of February 1, 2039, as shown on the Springview by Vintage Whole Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

For the Douglas Park Apartments Loan, the Depositor instructed us to use the sum of the:

a.	Maturity or Mandatory Prepayment Date Balance, as shown on the Final Data File, and
b.	Principal balance of the Douglas Park Apartments Companion Non-Trust Loan as of March 1, 2038, as shown on the Douglas Park Apartments Whole Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

For the Watts Works Apartments Loan, the Depositor instructed us to use the sum of the:

a.	Maturity or Mandatory Prepayment Date Balance, as shown on the Final Data File, and
b.	Principal balance of the Watts Works Apartments Companion Non-Trust Loan as of February 1, 2036, as shown on the Watts Works Apartments Whole Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

For the North Brunswick Crescent Loan, the Depositor instructed us to use the sum of the:

a.	Maturity or Mandatory Prepayment Date Balance, as shown on the Final Data File, and
b.	Principal balance of the North Brunswick Crescent Companion Non-Trust Loan as of September 1, 2034, as shown on the North Brunswick Crescent Companion Non-Trust Loan Amortization Schedule,

for the purpose of recalculating the “Maturity LTV” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Attachment A Page 11 of 13

15.	Using the:
a.	Appraised Value and
b.	Market Value of Remaining Low Income Housing Tax Credits (LIHTCs),

as shown on the Final Data File, we recalculated the “Supervisory Value” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the “Guarantor Entity Name,” as shown on the Final Data File, we identified those Loans that had at least one common “Guarantor Entity Name” (the “Related Borrower Loans”). We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Monthly Debt Service Amount (Amortizing) and
b.	Operating Deficit Reserve Balance,

as shown on the Final Data File, we recalculated the “Number of Months Debt Service Covered by the Operating Deficit Reserve” of each Loan (except for the 1st and Kern Apartments Loan, The Meadows Loan, Springview by Vintage Loan, Douglas Park Apartments Loan, Watts Works Apartments Loan and North Brunswick Crescent Loan, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the 1st and Kern Apartments Loan, The Meadows Loan, Springview by Vintage Loan, Douglas Park Apartments Loan, Watts Works Apartments Loan and North Brunswick Crescent Loan, respectively, the Depositor instructed us to use the sum of the:

a.	Monthly Debt Service Amount (Amortizing), as shown on the Final Data File, and
b.	Amortizing monthly debt service payment related to the:
i.	1st and Kern Apartments Companion Non-Trust Loan, as shown on the 1st and Kern Apartments Whole Loan Amortization Schedule, for the 1st and Kern Apartments Loan,
ii.	The Meadows Companion Non-Trust Loan, as shown on The Meadows Whole Loan Amortization Schedule, for The Meadows Loan,
iii.	Springview by Vintage Companion Non-Trust Loan, as shown on the Springview by Vintage Whole Loan Amortization Schedule, for the Springview by Vintage Loan,
iv.	Douglas Park Apartments Companion Non-Trust Loan, as shown on the Douglas Park Apartments Whole Loan Amortization Schedule, for the Douglas Park Apartments Loan,
v.	Watts Works Apartments Companion Non-Trust Loan, as shown on the Watts Works Apartments Whole Loan Amortization Schedule, for the Watts Works Apartments Loan, and
vi.	North Brunswick Crescent Companion Non-Trust Loan, as shown on the North Brunswick Crescent Companion Non-Trust Loan Amortization Schedule, for the North Brunswick Crescent Loan,

for the purpose of recalculating the “Number of Months Debt Service Covered by the Operating Deficit Reserve” characteristic.

Attachment A Page 12 of 13

17. (continued)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

18.	Using the:

a.	Cut-Off Date Loan Amount,

b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	Cut-Off Date,
f.	Gross Interest Rate,
g.	Amortization Term (Remaining),
h.	Monthly Debt Service Amount (IO) and
i.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the “Projected First Monthly Payment to Trust” of each Loan, assuming a first payment date in trust date of “1/1/2025” (the “First Payment Date in Trust”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan or Partial IO Loan (as defined herein) which has an “Accrual Basis” of “30/360,” as shown on the Final Data File, and which will still be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as 1/12th of the product of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File, and
b.	The “Gross Interest Rate,” as shown on the Final Data File.

For any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Final Data File, and which will still be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as the product of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File,
b.	The “Gross Interest Rate,” as shown on the Final Data File, and
c.	31/360.

For any Interest Only Loan or Partial IO Loan which will no longer be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to use the “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, for the “Projected First Monthly Payment to Trust” characteristic.

For any Balloon Loan or Fully Amortizing Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, for the “Projected First Monthly Payment to Trust” characteristic.

Attachment A Page 13 of 13

19.	Using the:
a.	Cut-Off Date Loan Amount and
b.	Loan Group,

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	% of Cut-Off Date California Loan Group Balance and
ii.	% of Cut-Off Date National Loan Group Balance

of each Loan in each applicable Loan Group. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to show “N/A” for the “% of Cut-Off Date California Loan Group Balance” for each Loan with a “Loan Group” characteristic of “National,” as shown on the Final Data File.

For the purpose of this procedure, we were instructed by the Depositor to show “N/A” for the “% of Cut-Off Date National Loan Group Balance” for each Loan with a “Loan Group” characteristic of “California,” as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
Property City	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
County	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report, Title Policy or USPS Internet Site
Property State	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
Zip Code	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report, Title Policy or USPS Internet Site
Property Type	Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Property Subtype	Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Year Built	Appraisal Report, Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo, Conversion Review Memo or Construction Risk Review
Year Renovated	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo, Conversion Review Memo or Construction Progress Monitoring Report
Servicer Site Inspection Rating	Site Inspection Report
Servicer Site Inspection Date	Site Inspection Report

Exhibit 1 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Appraisal Valuation Date	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Capitalization Rate	Appraisal Report
Market Value of Remaining Low Income Housing Tax Credits (LIHTCs)	Appraisal Report
PML / SEL % (see Note 3)	Seismic Evaluation Report
Seismic Insurance In-Place (Y/N) (see Note 4)	Servicer Insurance Assessment

Multifamily Information:

Characteristic	Source Document(s)

Total Units (see Note 5)	Rent Roll or Appraisal Report
Unit of Measure	Rent Roll or Appraisal Report
Monthly Rent Per Unit (see Note 6)	Rent Roll
Occupancy As of Date (see Note 7)	Rent Roll
Most Recent Occupancy % (see Note 8)	Rent Roll
2nd Most Recent Occupancy % (see Note 9)	Servicer Occupancy Report
2nd Most Recent Occupancy As of Date (see Note 9)	Servicer Occupancy Report
3rd Most Recent Occupancy % (see Note 9)	Servicer Occupancy Report
3rd Most Recent Occupancy As of Date (see Note 9)	Servicer Occupancy Report
4th Most Recent Occupancy % (see Note 9)	Servicer Occupancy Report
4th Most Recent Occupancy As of Date (see Note 9)	Servicer Occupancy Report
Tenant Paid Rent Discount to Market Rent (see Note 10)	Tenant to Market Rent Schedule
Low Income Units (see Note 11)	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary
Very Low Income Units (see Note 11)	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary

Exhibit 1 to Attachment A

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)

2021 Financial End Date	Operating Statement Analysis Report
2021 EGI	Operating Statement Analysis Report
2021 Expenses	Operating Statement Analysis Report
2021 NOI	Operating Statement Analysis Report
2021 NCF	Operating Statement Analysis Report
2022 Financial End Date	Operating Statement Analysis Report
2022 EGI	Operating Statement Analysis Report
2022 Expenses	Operating Statement Analysis Report
2022 NOI	Operating Statement Analysis Report
2022 NCF	Operating Statement Analysis Report
2023 Financial End Date	Operating Statement Analysis Report
2023 EGI	Operating Statement Analysis Report
2023 Expenses	Operating Statement Analysis Report
2023 NOI	Operating Statement Analysis Report
2023 NCF	Operating Statement Analysis Report
Most Recent Financial End Date (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent EGI (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent Expenses (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent NOI (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent NCF (see Note 13)	Annualized Financial Analysis Report or Operating Statement Analysis Report
Projected EGI (see Note 15)	Projected Cash Flow Summary
Projected Expenses (see Note 15)	Projected Cash Flow Summary
Projected NOI (see Note 15)	Projected Cash Flow Summary
Projected NCF (see Note 15)	Projected Cash Flow Summary

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrower Name	Borrower Loan Agreement, Multifamily Note, Lease Agreement or Audited Financial Statement
Guarantor Entity Name	Exceptions to Non-Recourse Guaranty
Limited Partner Tax Credit Investor	Audited Financial Statement, Limited Partnership Agreement, Operating Agreement, Amended and Restated Limited Partnership Agreement or Organizational Chart

Exhibit 1 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Document(s)

Limited Partner Equity Investment	Audited Financial Statement, Limited Partnership Agreement, Amended and Restated Limited Partnership Agreement or Operating Agreement

Loan Information:

Characteristic	Source Document(s)

Originator	Funding Loan Agreement, Multifamily Note, Lease Agreement or Notice of Conversion
Loan Purpose (New Construction or Rehabilitation)	Conversion Credit Memo or Credit Memo
Closing Date or Conversion Date	Notice of Conversion or Multifamily Note
Original Permanent Loan Amount	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Conversion Certificate
Cut-Off Date Loan Amount (see Note 14)	Servicer Balance Statement
Gross Interest Rate	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo, Borrower Loan Agreement or Trust Indenture
Loan Amortization Type	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Transaction Summary Memo
Monthly Debt Service Amount (IO) (see Note 16)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion or Transaction Summary Memo
Monthly Debt Service Amount (Amortizing) (see Note 16)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion or Transaction Summary Memo
First Payment Date	Notice of Conversion, Multifamily Note or Amendment or Allonge to Multifamily Note
Payment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Transaction Summary Memo
Maturity Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Transaction Summary Memo

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Mandatory Prepayment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Notice of Prepayment
Accrual Basis	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement or Transaction Summary Memo
Late Charge Grace Period	Multifamily Note or Lease Agreement
Prepayment Provision	Multifamily Note or Lease Agreement
Lockout Begin Date (see Notes 18 and 23)	Multifamily Note or Lease Agreement
Lockout End Date (see Note 23)	Multifamily Note or Lease Agreement
Yield Maintenance Beg Date (see Notes 17 and 19)	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Yield Maintenance End Date (see Note 20)	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Prepay Penalty Begin Date (see Notes 17 and 19)	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Open Period Begin Date (see Note 21)	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy or Leasehold Multifamily Mortgage, Assignment of Rents, Security Agreement and Fixture Filing
Lien Position	Title Policy
Ground Lease Maturity Date (Description or N/A)	Ground Lease Agreement, Lease Agreement or Ground Lease Estoppel
Additional Financing In Place (existing) (Y/N)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement
Additional Financing Amount (existing)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement
Additional Financing Description (existing)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement
Number of Properties	Borrower Loan Agreement
Security Type	Borrower Loan Agreement or Trust Indenture

Exhibit 1 to Attachment A

Reserve/Escrow Information: (see Note 14)

Characteristic	Source Document(s)

Tax Escrow (Initial)	Servicer Balance Statement
Tax Escrow (Monthly)	Servicer Balance Statement
Tax Escrow (Current Balance)	Servicer Balance Statement
Insurance Escrow (Initial)	Servicer Balance Statement
Insurance Escrow (Monthly)	Servicer Balance Statement
Insurance Escrow (Current Balance)	Servicer Balance Statement
Replacement Reserve (Initial)	Servicer Balance Statement
Replacement Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve (Current Balance)	Servicer Balance Statement
Other Escrow (Initial)	Servicer Balance Statement
Other Escrow (Monthly)	Servicer Balance Statement
Other Escrow (Current Balance)	Servicer Balance Statement
Other Escrow Reserve Description	Servicer Balance Statement
Other Escrow 2 (Initial)	Servicer Balance Statement
Other Escrow 2 (Monthly)	Servicer Balance Statement
Other Escrow 2 (Current Balance)	Servicer Balance Statement
Other Escrow Reserve 2 Description	Servicer Balance Statement
Operating Deficit Reserve Balance (see Note 1)	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Operating Deficit Reserve Balance As of Date (see Note 1)	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Operating Deficit Reserve Type	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Additional Operating Deficit Funding Available (Y/N)	Audited Financial Statement, Limited Partnership Agreement or Operating Agreement

Exhibit 1 to Attachment A

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Agreement, HAP Contract or Tax Credit Application
Description of Regulatory Agreement(s)	Regulatory Agreement, HAP Contract, Tax Credit Application, Form 8609 or Affordable Restrictions Summary
Number of LIHTC Units	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement or Tax Credit Application
Governmental Lender	Funding Loan Agreement or Trust Indenture
Fiscal Agent/Trustee Name	Funding Loan Agreement or Trust Indenture
Annual Fiscal Agent/Trustee Fee ($)	Funding Loan Agreement, Trust Indenture or Schedule of Fees
Annual Fiscal Agent/Trustee Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Annual Fiscal Agent/Trustee Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
Annual Governmental Lender Fee (or Monitoring Fee, Issuer Fee, or other equivalent ongoing fee)	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Year of Credits (see Note 1)	Form 8609
REAC Score (see Note 22)	HUD REAC Physical Inspection Report or Inspection Summary Report

Exhibit 1 to Attachment A

Notes:

1.	For any Loan listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan	Characteristic	Provided Value

Antioch Senior and Family Apartments	First Year of Credits	2022

1st and Kern Apartments	First Year of Credits	2023

Arena Senior Apartments	First Year of Credits	2023
	Operating Deficit Reserve Balance As of Date	12/31/2023
	Operating Deficit Reserve Balance	$614,963

Robert King High	First Year of Credits	2022

Hialeah Residence	First Year of Credits	2022

Sweetwater Towers	First Year of Credits	2022

Puerta Del Sol	First Year of Credits	2022

Block 7 Downtown Apartments	First Year of Credits	2023

Enclave at Lake Pointe Apartments	First Year of Credits	2023

The Gardens	First Year of Credits	2023

Worthington Del Sol Family Apartments	First Year of Credits	2023

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by the Depositor.

Exhibit 1 to Attachment A

Notes: (continued)

2.	For the purpose of comparing the “Street Address” characteristic, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “PML / SEL %” characteristic, the Depositor instructed us to perform procedures only for the Properties (if any) that contained a seismic evaluation report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic evaluation report Source Document in the related loan file, the Depositor instructed us to use “N/A” for the “PML / SEL %” characteristic.

4.	For the purpose of comparing the “Seismic Insurance In-Place (Y/N)” characteristic, the servicer insurance assessment Source Document is a Microsoft Excel file labelled “NFA Series 2024-4 Series_Insurance Tape_2024.10.16.xlsx” which was provided by the Depositor on 16 October 2024.

5.	For the purpose of comparing the “Total Units” characteristic, the Depositor instructed us to only include the residential units at the Property associated with each Loan, as shown in the rent roll or appraisal report Source Document(s).

6.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, the Depositor instructed us to use:
a.	Market rents for vacant, admin, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidized rents for occupied units,

as shown in the rent roll Source Document, and to ignore differences of +/- $1 or less.

7.	For the purpose of comparing the “Occupancy As of Date” characteristic, the Depositor instructed us to use the last day of the applicable month if the rent roll Source Document only indicated the month and year.

8.	For the purpose of comparing the “Most Recent Occupancy %” characteristic, the Depositor instructed us to include occupied, admin, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, as shown in the rent roll Source Document.

9.	For the purpose of comparing the indicated characteristics, the servicer occupancy report Source Document is a Microsoft Excel file labelled “NFA 2024-4_Servicer Occupancy Report_Nov2024 Revised.xlsx” which was provided by the Depositor on 26 November 2024.

10.	For the purpose of comparing the “Tenant Paid Rent Discount to Market Rent” characteristic, the tenant to market rent schedule Source Document is a Microsoft Excel file labelled “National Series 2024-4_Tenant To Market Rent Working_11.4.2024.xlsx” which was provided by the Depositor on 4 November 2024.

Exhibit 1 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to include units classified as restricted to tenants with incomes no greater than 80.0% of area median income as “Low Income Units” and to include units classified as restricted to tenants with incomes no greater than 50.0% of area median income as “Very Low Income Units,” all as shown on the applicable Source Document(s).

12.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

13.	For the purpose of comparing the indicated characteristics, the annualized financial analysis report Source Document is a Microsoft Excel file labelled “National Series 2024-4_TTM or Annualized statement working_11.15.2024.xlsx” which was provided by the Depositor on 15 November 2024.

14.	For the purpose of comparing the indicated characteristics, the servicer balance statement Source Document is a Microsoft Excel file labelled “Updated NFA Series 2024-4 Series_Servicer Balances_Dec2024.10.04.xlsx” which was provided by the Depositor on 21 November 2024.

15.	For the purpose of comparing the indicated characteristics, the projected cash flow summary Source Document is a Microsoft Excel file labelled “NFA 2024-4_Financial Tracker_11.19.2024.xlsx” which was provided by the Depositor on 19 November 2024.

16.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”),

and which has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:

i.	The “Original Permanent Loan Amount,” as shown on the Preliminary Data File, and

ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:

a.	The “Original Permanent Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

Exhibit 1 to Attachment A

Notes: (continued)

16. (continued)

For any Interest Only Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Loan for which the “Loan Amortization Type” is “Balloon” (each, a “Balloon Loan”) or “Fully Amortizing” (each, a “Fully Amortizing Loan”), as shown on the Preliminary Data File, the Depositor instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

17.	For the purpose of comparing the indicated characteristics for any Loan for which the “Prepayment Provision” is “Greater of YM or 1%,” the Depositor instructed us to use the related “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

18.	For the purpose of comparing the “Lockout Begin Date” characteristic for any Loan for which the “Prepayment Provision” is “Lockout Period then Greater of YM or 1%” or “Lockout Period,” the Depositor instructed us to use the related “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

19.	For the purpose of comparing the indicated characteristics for any Loan for which the “Prepayment Provision” is “Lockout Period then Greater of YM or 1%,” the Depositor instructed us to use the day following the “Lockout End Date,” as shown on the Preliminary Data File.

20.	For certain Loans, the applicable Source Document(s) may contain one of the following sentences:

“If the prepayment is made at any time after the date of this Note and before the end of the Prepayment Premium Period (the “Yield Maintenance Period End Date”)”

For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Loan which contains any of the sentences described above in the applicable Source Document(s), the Depositor instructed us to assume that the last day of the “Prepayment Premium Period” is the “Yield Maintenance End Date,” as described in the applicable Source Document(s).

Exhibit 1 to Attachment A

Notes: (continued)

21.	For certain Loans, the applicable Source Document(s) may contain the following language:

“Notwithstanding the provisions of Section 10 of this Note, no prepayment premium shall be payable with respect to any prepayment made on or after the Yield Maintenance Period End Date.”

For the purpose of comparing the “Open Period Begin Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the day following the “Yield Maintenance Period End Date,” as described in the applicable Source Document(s).

22.	For the purpose of comparing the “REAC Score” characteristic, the HUD REAC physical inspection report Source Document is a Microsoft Excel file labelled “MF_Inspection_Report09302024.xls” which was provided by the Depositor on 19 November 2024.

23.	For certain loans, the applicable Source Document(s) may contain the following language:

“Lock-Out Period” means the tenth (10th) anniversary of the Conversion Date.”

For the purpose of comparing the “Lockout Begin Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

For the purpose of comparing the “Lockout End Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the 10th anniversary of the “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan No.
Berkadia Loan No.
Fixed Expense Rate
Engineering Escrow/Deferred Maintenance
Single Asset Entity (Y/N)
Crossed Loans (Y/N)
Forbearance, Loan Modification or other Debt Service Relief Requested (Y/N)
Citi Equity (Y/N)
Footnotes
Rounding Rate Methodology
Loan Group

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.